Financial Instruments (Details 5) $ in Thousands	Dec. 31, 2025 USD ($)
Suppliers [Member]
IfrsStatementLineItems [Line Items]
Contractual obligations	$ 49,524
Suppliers [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual obligations	49,524
Suppliers [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Contractual obligations
Suppliers [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual obligations
Suppliers [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual obligations
Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
Contractual obligations	141,368
Long-term borrowings [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual obligations	128,047
Long-term borrowings [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Contractual obligations	6,956
Long-term borrowings [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual obligations	5,992
Long-term borrowings [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual obligations	373
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Contractual obligations	2,801
Lease liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual obligations	1,214
Lease liabilities [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Contractual obligations	705
Lease liabilities [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual obligations	501
Lease liabilities [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual obligations	$ 381